Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Defined Benefit Pension, Healthcare and Other Plans

The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other post-employment plans for the years ended December 31, 2014 and 2013:

	Pension		Healthcare		Other
	2014	2013	2014	2013	2014	2013
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,441	$3,483	$1,117	$1,212	$565	$552
Service cost	27	27	9	9	18	16
Interest cost	134	126	51	45	10	12
Plan participants’ contributions	3	3	8	6	—	—
Actuarial (gain) loss	442	(45)	150	(72)	58	4
Gross benefits paid	(233)	(195)	(78)	(79)	(40)	(43)
Plan amendments	1	-	(12)	-	(24)	(1)
Currency translation adjustments and other	(196)	42	(2)	(4)	(61)	25
Ending benefit obligation	3,619	3,441	1,243	1,117	526	565
Change in the fair value of plan assets:
Beginning plan assets	2,665	2,602	98	91	—	—
Actual return on plan assets	288	176	11	10	—	—
Employer contributions	28	54	-	70	—	—
Plan participants’ contributions	3	3	-	6	—	—
Gross benefits paid	(199)	(182)	(2)	(78)	—	—
Currency translation adjustments and other	(99)	12	-	(1)	—	—
Ending plan assets	2,686	2,665	107	98	—	—
Funded status:	$(933)	$(776)	$(1,136)	$(1,019)	$(526)	$(565)

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of December 31, 2014 and 2013 consist of:

	Pension		Healthcare		Other
	2014	2013	2014	2013	2014	2013
	(in millions)
Other assets	$19	$67	$—	$—	$—	$—
Pension, postretirement and other post-employment benefits	(952)	(843)	(1,136)	(1,019)	(526)	(565)
Net liability recognized at end of year	$(933)	$(776)	$(1,136)	$(1,019)	$(526)	$(565)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2014 consist of:

	Pension	Healthcare	Other
	(in millions)
Unrecognized actuarial losses	$1,101	$280	$105
Unrecognized prior service credit	(4)	(21)	(4)
Accumulated Other Comprehensive Loss	$1,097	$259	$101

Accumulated Benefit Obligations in Excess of Plan Assets

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for Pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2014	2013
	(in millions)
Accumulated benefit obligation	$2,103	$2,002
Fair value of plan assets	$1,191	$1,186

Projected Benefit Obligations in Excess of Plan Assets

The following table summarizes CNH Industrial’s pension and other post-employment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2014	2013	2014	2013	2014	2013
	(in millions)
Projected benefit obligation	$2,149	$2,034	$1,243	$1,117	$526	$565
Fair value of plan assets	$1,191	$1,186	$107	$98	$—	$—

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2014, 2013, and 2012:

	Pension			Healthcare			Other
	2014	2013	2012	2014	2013	2012	2014	2013	2012
	(in millions)
Service cost	$27	$27	$23	$9	$9	$9	$18	$16	$12
Interest cost	134	126	143	51	45	52	10	12	15
Expected return on assets	(151)	(166)	(161)	(7)	(7)	(6)	—	—
Amortization of:
Prior service cost (credit)	1	2	—	(12)	(12)	(14)	2	1	3
Actuarial loss (gain)	64	78	65	5	22	20	13	(5)	11
Settlement loss and other	-	1	1	—	—	—	1	1	—
Net periodic benefit cost	$75	$68	$71	$46	$57	$61	$44	$25	$41

Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligation

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2014 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$75	$46	$44
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses	306	146	58
Amortization of actuarial losses	(64)	(5)	(13)
Amortization of prior service cost	(1)	12	(2)
Prior service cost	—	(12)	(24)
Currency translation adjustments and other	(52)	(1)	(11)
Total recognized in other comprehensive loss	189	140	8
Total recognized in comprehensive loss	$264	$186	$52

Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts expected to be amortized in 2015 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$(84)	$(26)	$(1)
Prior service cost	-	10	(1)
Total	$(84)	$(16)	$(2)

Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The following assumptions were utilized in determining the funded status as at December 31, 2014 and 2013, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2014, 2013, and 2012:

	Pension plans			Healthcare plans			Other
(in %)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Assumptions used to determine funded status at December 31
Weighted-average discount rates	3.22	4.05	n/a	3.96	4.67	n/a	1.81	3.00	n/a
Weighted-average rate of compensation increase	3.25	3.35	n/a	3.00	3.42	n/a	2.27	2.63	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	7.23	8.19	n/a	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	n/a	n/a	n/a	n/a
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	4.05	3.75	4.61	4.67	3.79	4.57	3.00	3.27	4.63
Weighted-average rate of compensation increase	3.35	2.99	3.16	3.42	3.42	3.44	2.63	2.75	3.11
Weighted-average long-term rates of return on plan assets	5.85	5.95	6.79	6.75	7.00	7.25	n/a	n/a	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	8.19	7.04	7.54	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

*	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for US and Canada plans, respectively.

Effect of One Percentage Point Change in Assumed Healthcare Cost Trend Rates

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2014 Healthcare Plan benefit expense	$7	$(5)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2014	$181	$(152)

Weighted Average Target Asset Allocation for All Plans	Weighted average target asset allocation for all plans for 2014 are as follows:
All Plans
Asset category:
Equity securities	21%
Debt securities	60%
Cash/Other	19%

Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$-	$-	$—	$—
U.S. equities—Mid cap	-	-	—	—
U.S. equities—Small cap	-	-	—	—
Non-U.S. equities	15	15	—	—
Total equity securities	15	15	—	—
Fixed income securities:
U.S. government bonds	346	336	10	—
U.S. corporate bonds	534	—	534	—
Non-U.S. government bonds	682	17	665	—
Non-U.S. corporate bonds	116	—	116	—
Mortgage backed securities	1	—	1	—
Other fixed income	31	—	31	—
Total fixed income securities	1,710	353	1,357	—
Other types of investments:
Mutual funds (A)	556	—	556	—
Insurance contracts	125	—	—	125
Derivatives—credit contracts	4	4	—	—
Real estate	—	—	—	—
Other (B)	350	—	350	—
Total other types of investments	1,035	4	906	125
Cash:	33	—	33	—
Total	$2,793	$372	$2,296	$125

•	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
•	This category includes one commingle fund, which invests in both U.S. and non-U.S. equity securities.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2013:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$113	$113	$—	$—
U.S. equities—Mid cap	36	36	—	—
U.S. equities—Small cap	45	45	—	—
Non-U.S. equities—Large cap	109	109	—	—
Total equity securities	303	303	—	—
Fixed income securities:
U.S. government bonds	345	345	—	—
U.S. corporate bonds	323	—	323	—
Non-U.S. government bonds	483	101	382	—
Non-U.S. corporate bonds	110	1	109	—
Mortgage backed securities	9	—	9	—
Other fixed income	75	37	38	—
Total fixed income securities	1,345	484	861	—
Other types of investments:
Mutual funds(A)	708	—	708	—
Insurance contracts	34	1	—	33
Derivatives—credit contracts	14	—	14	—
Real estate	35	35	—	—
Other (B)	263	—	263	—
Total other types of investments	1,054	36	985	33
Cash:	61	32	29	—
Total	$2,763	$855	$1,875	$33

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

Changes in Level 3 Plan Assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2014:

Insurance Contracts
Balance at December 31, 2013	$33
Actual return on plan assets relating to assets still held at reporting date	6
Purchases	105
Settlements	(3)
Currency impact	(16)
Balance at December 31, 2014	$125

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2013:

Insurance Contracts
Balance at December 31, 2012	$29
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	89
Settlements	(89)
Currency impact	3
Balance at December 31, 2013	$33

Cash Flows Related to Total Benefits Expected to be Paid

The benefit expected to be paid from the benefit plans, which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2015	$192	$73	$(1)	$39
2016	191	73	(1)	33
2017	191	74	(1)	36
2018	189	73	(1)	43
2019	194	71	-	39
2020 – 2024	977	337	(2)	181
Total	$1,934	$701	$(6)	$371